FHLB Advances And Other Debt (Tables)	12 Months Ended
Dec. 31, 2020
FHLB Advances And Other Debt [Abstract]
Schedule Of FHLB Advances And Other Debt

	Weighted
	Average Rate	December 31, 2020	December 31, 2019
FHLB fixed rate advances
Maturities:
2020		-	4,500
2021	1.63%	7,500	4,000
2022	1.16%	10,000	1,500
2023	0.92%	3,500	6,500
2024	1.90%	6,500	-
Total FHLB fixed rate advances		27,500	16,500

Fixed rate other debt:
FRB PPPLF advances	0.35%	107,413	-

Variable rate other debt:
Holding Company credit facility	4.00%	9,500	5,000
Warehouse facility	3.50%	70,013	7,517
Total variable rate other debt		79,513	12,517
Total		$214,426	$29,017

Schedule Of Federal Home Loan Advances Pledged By Assets

	December 31, 2020	December 31, 2019
Single-family mortgage loans	$87,076	$79,144
Multi-family mortgage loans	10,970	21,258
Commercial real estate loans (1-4 family)	5,750	6,639
Home equity lines of credit	2,838	5,028
Securities	1,017	3,074
Cash	3,300	3,300
Total	$110,951	$118,443

FHLB Advances And Other Debt Outstanding Maturity Period
Payments due on FHLB advances and other debt over the next five years are as follows:
December 31, 2020
2021	$78,013
2022	126,413
2023	3,500
2024	6,500
2025	-
$214,426

Assets Pledged As Collateral With FRB

	2020	2019
Commercial loans	$39,914	$38,317
Commercial real estate loans	85,655	77,733
	$125,569	$116,050